Convertible Preferred Shares and Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2020
Convertible Preferred Stock And Redeemable Convertible Preferred Stock [Abstract]
Convertible Preferred Shares and Redeemable Convertible Preferred Shares
13. CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES
As of January 1, 2019, several investors held in aggregate 458,116,000 of Series A convertible preferred shares (“Series A Preferred Shares”), representing all of the Company’s issued and outstanding Series A Preferred Shares prior to the IPO. The Series A Preferred Shares were issued on various dates in 2013 and 2015 at US$0.07 per share for a total cash consideration of US$
34,000.
As of January 1, 2019, several investors held in aggregate 153,603,600 of Series B convertible preferred shares (“Series B Preferred Shares”), representing all of the Company’s issued and outstanding Series B Preferred Shares prior to the IPO. The Series B Preferred Shares were issued on various dates in 2015 at US$0.36 per share for a total cash consideration of US$54,988.
As of January 1, 2019, several investors held in aggregate 185,665,192 of Series C redeemable convertible preferred shares (“Series C Preferred Shares”), representing all of the Company’s issued and outstanding Series C Preferred Shares prior to the IPO. The Series C Preferred Shares were issued on various dates in 2016 at US$0.59 per share for a total cash consideration of US$108,903.
As of January 1, 2019, several investors held in aggregate 842,738,782 of redeemable convertible preferred shares (“Series D Preferred Shares”), representing all of the Company’s issued and outstanding Series D Preferred Shares prior to the IPO. The Series D Preferred Shares were issued on various dates in 2017 and 2018 at US$0.85 or US$0.88 per share for a total cash consideration of US$721,000.
On December 27, 2019, the Company entered into an agreement to issue in aggregate 77,125,997 Series D+ redeemable convertible preferred shares (the “Series D+ Preferred Shares”) to investors at US$0.91 per share. On December 30, 2019, the Company received cash consideration of US$50,000 in exchange for issuing 55,089,998 Series D+ Preferred Shares. On January 8, 2020, the Company received cash consideration of US$20,000 in exchange for issuing the remaining 22,035,999 Series D+ Preferred Shares.
The key features of the Series A Preferred Shares, Series B Preferred Shares, Series C Preferred Shares, Series D Preferred Shares and Series D+ Preferred Shares (collectively, the “Preferred Shares”) are summarized as follows:
Dividends
Each holder of the Series D+ Preferred Shares is entitled to receive on a pari passu basis, when, if and as declared at the sole discretion of the Board of Directors, prior and in preference to Series D, Series C, Series B, Series A preferred shareholders and ordinary shareholders.
Each holder of the Series D Preferred Shares is entitled to receive on a pari passu basis, when, if and as declared at the sole discretion of the Board of Directors, prior and in preference to Series C, Series B, Series A preferred shareholders and ordinary shareholders.
Each holder of the Series C Preferred Shares is entitled to receive on a pari passu basis, when, if and as declared at the sole discretion of the Board of Directors, prior and in preference to Series B, Series A preferred shareholders and ordinary shareholders.
Each holder of the Series B Preferred Shares is entitled to receive on a pari passu basis, when, if and as declared at the sole discretion of the Board of Directors, prior and in preference to Series A preferred shareholders and ordinary shareholders.
Each holder of the Series A Preferred Shares is entitled to receive on a pari passu basis, when, if and as declared at the sole discretion of the Board of Directors, prior and in preference to ordinary shareholders.

After payment of the dividends to the Series D+, Series D, Series C, Series B and Series A preferred shareholders (collectively, referred to as the “Preferred Shareholders” or “Preferred Shareholder”), each ordinary shareholder shall be entitled to receive dividends payable in cash, whenever funds are legally available, on a pari passu basis, if and as declared by the Board of Directors.
Dividends declared by the Board of Directors but unpaid shall accrue and be payable when and as such cash becomes available. Dividends are non-cumulative. No
dividends were declared during the periods presented.
Voting Rights
Each Preferred Shareholder is entitled to the number of votes equal to the number of ordinary shares into which such holder’s Preferred Shares could be converted. Preferred Shareholders shall vote together with ordinary shareholders, with respect to any matter upon which ordinary shareholders have the right to vote.
Liquidation Preference
In the event of liquidation, dissolution or winding up of the Company, either voluntary or involuntary, or any deemed liquidation event as defined in the Company’s articles of association (the “Liquidation Transaction”), the assets of the Company available for distribution shall be made as follows:
Each holder of the Series D+ Preferred Shares shall be entitled to receive, on a pari passu basis, an amount equal to the sum of 120% of the issue price of the Series D+ Preferred Shares for each outstanding Series D+ Preferred Shares, plus all declared but unpaid dividends. If the assets and funds thus distributed among the holders of the Series D+ Preferred Shares shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then the entire assets and funds of the Company legally available for distribution to shareholders shall be distributed ratably among the holders of the Series D+ Preferred Shares in proportion to the full preferential amount each such holder is otherwise entitled to receive.
Upon completion of the distributions of the full amount made to each holder of the Series D+ Preferred Shares in accordance with the above, the remaining assets of Company available for distribution to each holder of the Series D Preferred Shares, on a pari passu basis, an amount equal to the sum of 120% of the issue price of the Series D Preferred Shares for each outstanding Series D Preferred Shares, plus all declared but unpaid dividends. If the assets and funds thus distributed among the holders of the Series D Preferred Shares shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then the entire assets and funds of the Company legally available for distribution to shareholders shall be distributed ratably among the holders of the Series D Preferred Shares in proportion to the full preferential amount each such holder is otherwise entitled to receive.
Upon completion of the distributions of the full amount made to each holder of the Series D and Series D+ Preferred Shares in accordance with the above, the remaining assets of Company available for distribution to each holder of the Series C Preferred Shares, on a pari passu basis, with an amount equal to the sum of 120% of the issue price of the Series C Preferred Shares for each outstanding Series C Preferred Shares, plus all declared but unpaid dividends. If the assets and funds thus distributed among the holders of the Series C Preferred Shares shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then the entire assets and funds of the Company legally available for distribution to shareholders shall be distributed ratably among the holders of the Series C Preferred Shares in proportion to the full preferential amount each such holder is otherwise entitled to receive.

Upon completion of the distributions of the full amount made to each holder of the Series C, Series D and Series D+ Preferred Shares in accordance with the above, the remaining assets of Company available for distribution to each holder of the Series B Preferred Shares, on a pari passu basis, with an amount equal to the sum of 120% of the issue price of the Series B Preferred Shares for each outstanding Series B Preferred Shares, plus all declared but unpaid dividends. If the assets and funds thus distributed among the holders of the Series B Preferred Shares shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then the entire assets and funds of the Company legally available for distribution to shareholders shall be distributed ratably among the holders of the Series B Preferred Shares in proportion to the full preferential amount each such holder is otherwise entitled to receive.
After payment has been made to the Series B, Series C, Series D and Series D+ Preferred Shareholders in accordance with the above, all of the remaining assets of the Company available for distribution to shareholders shall be ratably distributed among the Series A Preferred Shareholders and holders of ordinary shares on a pari passu basis.
Conversion rights
Each holder of the Preferred Shares has the right, at each holder’s sole discretion, to convert at any time and from time to time, all or any portion of the Preferred Shares into ordinary shares.
The initial conversion price is the stated issuance price for each series of Preferred Shares. The initial conversion ratio for each series of Preferred Shares is on a one for one basis and subject to adjustments in the event of share splits, reverse share splits, share dividends and distribution, or any capital reorganization or reclassification of the ordinary shares. The initial conversion ratio for the Series C, Series D and Series D+ Preferred Shares is also subject to adjustment in the event that the Company issues additional ordinary shares for a consideration per share less than the original respective conversion price, as the case may be, in effect on the date of and immediately prior to such issue. In such event, the respective conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula in the Company’s articles of association.
The Preferred Shares are automatically converted into ordinary shares immediately upon the closing of an IPO and the conversion ratio was one preferred share convertible into one ordinary share.
Redemption
The Series B Preferred Shares are subject to redemption by the Company at the option of the investor, Celestial Power Limited (“Celestial”) in the event a public offering in which the pre-IPO market
value of the Company is no less than US$1,512,500 and results in gross proceeds of no less than US$151,250 (“Series B Qualified IPO”) fails to be consummated as a result of Kingsoft Corporation Limited’s (the controlling shareholder of the Company) voluntary refusal to approve the Series B Qualified IPO proposal. The redemption price shall be equal to the lower of (i) the applicable fair market value of such Series B Preferred Shares or (ii) the applicable purchase price of such Series B Preferred Shares paid by Celestial pursuant to the Series B Preferred Shares Purchase Agreements.
The Series C Preferred Shares are subject to redemption by the Company at the option of the holders if the Company fails to complete an IPO on May 16, 2021. The redemption price shall be equal to original issuance price and a return at the compound rate of 8% per annum calculated from the date of the actual issuance of such Series C Preferred Shares to the date on which such preferred share is redeemed.

The Series D and Series D+ Preferred Shares are subject to redemption by the Company at the option of the holders if the Company fails to complete a public offering in which the pre-IPO market
value of the Company is no less than US$3,000,000 and results in gross proceeds of no less than US$300,000 (“Series D Qualified IPO”) on May 16, 2021. The redemption price shall be equal to original issuance price and a return at the compound rate of 8% per annum calculated from the date of the actual issuance of such Series D and Series D+ Preferred Shares to the date on which such preferred share is redeemed.
Registration rights
All the Preferred Shareholders have the following registration rights:

(a)	Demand Registration Rights
At any time after the earlier of (i) December 27, 2023, or (ii) the first anniversary of the consummation of an IPO, holders holding in the aggregate not less than 30% of the registrable securities then outstanding may make a written request to the Company to register, and the Company shall use its best efforts to register, under the Securities Act the number of registrable securities specified in such requests, provided, however, that (i) the Company shall not be obligated to effect more than two such demand registrations and (ii) the Company shall not be obligated to effect a demand registration if the initiating holders propose to sell their registrable securities in an amount less than 30% of the registrable securities then outstanding.

(b)	Piggyback Registration Rights
If the Company proposes to register any ordinary shares in connection with an offering by the Company for its own account (other than a registration utilizing Form
F-4
or
F-8
or any successor thereto) or for the account of any shareholder of the Company other than a holder of the registrable securities, then each holder shall have the right to have all or any portion of its registrable securities included in such registration.

(c)	F-3 Registration Rights
At any time following the consummation of an IPO, after the Company becomes eligible to use Form
F-3
in connection with a public offering of its securities, holder(s) holding in the aggregate not less than 30% of the registrable securities may make a written request to the Company to register, and the Company shall use its commercially reasonable efforts to register, under the Securities Act on Form
F-3
the number of registrable securities specified in such request within 60 days after the Company receives such written request. However, the Company shall not be required to effect any such registration (a) within 90 days after the effective date of any other registration statement of the Company; (b) if within the twelve month period preceding the date of such request, the Company has effected two such registrations on Form
F-3;
(c) if Form
F-3
is not available for such offering by such holders; or (d) if holders requesting inclusion of registrable securities in such registration propose to sell such registrable securities at an aggregate price to the public of less than US$2,000,000.

The Company is required to use its best efforts to affect the registration if requested by the Preferred Shareholders, but the provisions of the registration rights do not stipulate the consequences of non-performance
if the Company made its best efforts to effect registration nor any requirement to pay any monetary or non-monetary
consideration for
non-performance.
The registration rights shall terminate on the earlier of (i) the fifth anniversary of the effective date of the IPO and (ii) with respect to any security holder, the date on which such holder may sell all of its registrable securities under Rule 144 of the Securities Act in any 30 day period.
Accounting for Preferred Shares
The Series A Preferred Shares are classified as permanent equity because they are not redeemable and the holders of the Series A Preferred Shares are entitled to receive the same form of consideration upon a Liquidation Transaction as holders of equally and more subordinated equity instruments, specifically, the ordinary shareholders.
The Series B Preferred Shares are classified as mezzanine equity as they may be redeemed upon the occurrence of conditional events such as a Liquidation Transaction and Kingsoft Corporation Limited’s voluntary refusal to approve the Series B Qualified IPO proposal. The Series C, Series D and Series D+ Preferred Shares are classified as mezzanine equity as they may be redeemed at the option of the holders on or after an agreed upon date outside the sole control of the Company.
The Preferred Shareholders have the ability to convert the instrument into the Company’s ordinary shares. The Company uses the whole instrument approach to determine whether the nature of the host contract in a hybrid instrument is more akin to debt or to equity. The Company evaluated the embedded conversion option in the Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features (“BCF”). The conversion option of the Preferred Shares does not qualify for bifurcation accounting because the conversion option is clearly and closely related to the host instrument and the underlying ordinary shares are not publicly traded nor readily convertible into cash. The contingent redemption options and registration rights of all the Preferred Shares do not qualify for bifurcation accounting because the underlying ordinary shares are not publicly traded nor readily convertible into cash. There are no other embedded derivatives that are required to be bifurcated.
BCF exists when the conversion price of the preferred shares is lower than the fair value of the ordinary shares at the commitment date, which is the issuance date of the respective series of Preferred Shares in the Company’s case. When a BCF exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the Preferred Shares as a contribution to additional paid-in
capital. The resulting discount, if any, to the Preferred Shares is immediately amortized in full as a deemed dividend because the earliest conversion date is the issuance date. On December 30, 2019 and January 8, 2020, the most favorable conversion prices used to measure the beneficial conversion feature were US$0.91, while the fair value per ordinary share at the commitment date was US$0.76. Therefore, no BCF was recognized for the Series D+ Preferred Shares because the fair values per ordinary share at the commitment dates were less than the respective most favorable conversion price. The Company determined the fair value of the ordinary shares with the assistance of an independent third party valuation firm. The contingent conversion price adjustment is accounted for as a contingent BCF. In accordance with ASC paragraph
470-20-35-1,
changes to the conversion terms that would be triggered by future events not controlled by the issuer should be accounted as contingent conversions, and the intrinsic value of such conversion options would not be recognized until and unless a triggering event occurs. No contingent BCF has been recognized for the periods presented.
The Company concluded that the Series B Preferred Shares are not redeemable currently, and is not probable that the Series B Preferred Shares will become redeemable because the likelihood of Liquidation Transaction is remote. Therefore, no adjustment will be made to the initial carrying amount of the Series B Preferred Shares until it is probable that they will become redeemable.

The Company concluded that the Series C, Series D and Series D+ Preferred Shares are not redeemable currently, but it is probable that the Series C, Series D and Series D+ Preferred Shares will become redeemable. The Company chose to recognize changes in the redemption value as they occur and adjusted the carrying amount of the Series C, Series D and Series D+ Preferred Shares to equal the redemption value at the end of each reporting period.
The Company chose to recognize changes in the redemption value as they occur and adjusted the carrying amount of the Series C, Series D and Series D+ Preferred Shares to equal the redemption value at the end of each reporting period.
Upon completion of the Company’s IPO on May 8, 2020, all the Preferred Shares were converted on a one-for-one basis into ordinary shares (Note 17).